Condensed Interim Consolidated Statements of Cash Flows - USD ($)	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
OPERATING ACTIVITIES
Net loss	$ (5,172,621)	$ (2,167,191)
Non-cash items:
Depreciation	8,661,475	8,446,753
Amortization of deferred drydock expenditure	832,644	613,193
Share based compensation	38,806	114,262
Amortization of deferred finance fees	592,254	607,740
Changes in operating assets and liabilities:
Receivables, trade	243,813	(3,666,361)
Working capital advances	0	(150,000)
Prepayments	(466,430)	(257,591)
Advances and deposits	637,954	(935,586)
Other receivables	(1,198,394)	82,636
Inventories	(1,286,203)	(631,729)
Payables, trade	2,105,731	(459,459)
Charter revenue received in advance	0	(507,780)
Other payables	699,280	14,500
Accrued interest on loans	75,960	(51,217)
Deferred drydock expenditure	(764,773)	(246,223)
Net cash provided by operating activities	4,999,496	805,947
INVESTING ACTIVITIES
Payments for acquisition of vessels and equipment	(15,261,695)	(131,467)
Payments for leasehold improvements	(52,936)	(12,279)
Payments for other non-current assets	(73,266)	(24,608)
Net cash used in investing activities	(15,387,897)	(168,354)
FINANCING ACTIVITIES
Repayments of long-term debt	(10,667,920)	(11,270,681)
Proceeds from finance leases	16,100,000	0
Repayments of finance leases	(1,119,901)	(59,311)
Payments for deferred finance fees	(322,000)	(20,827)
Net proceeds from equity offering	2,224,611	0
Net cash provided by / (used in) financing activities	6,214,790	(11,350,819)
Net decrease in cash and cash equivalents	(4,173,611)	(10,713,226)
Cash and cash equivalents at the beginning of the year	39,457,407	55,952,873
Cash and cash equivalents at the end of the period	$ 35,283,796	$ 45,239,647